Consolidated Statements of Redeemable Convertible Preference Shares and Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Ordinary Shares	Treasury Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Prelert	Prelert Ordinary Shares	Prelert Additional Paid-In Capital	Opbeat	Opbeat Ordinary Shares	Opbeat Additional Paid-In Capital	Swiftype	Swiftype Ordinary Shares	Swiftype Additional Paid-In Capital	LambdaLab Ordinary Shares	Series D Redeemable Convertible Preference Shares	Redeemable Convertible Preference Shares
Temporary equity, beginning balance at Apr. 30, 2016																	$ 143,115
Temporary equity, beginning balance (in shares) at Apr. 30, 2016																	25,394,234
Issuance of Series D redeemable convertible preference shares, net of issuance costs of $194																	$ 57,806
Issuance of Series D redeemable convertible preference shares, net of issuance costs (in shares)																	3,545,232
Beginning balance at Apr. 30, 2016	$ (102,902)	$ 30		$ 8,607	$ (1,460)	$ (110,079)
Beginning Balance (in shares) at Apr. 30, 2016		29,770,625
Issuance of ordinary shares upon exercise of stock options	2,086			2,086
Issuance of ordinary shares upon exercise of stock options (in shares)		672,447
Repurchase of ordinary shares	(25)		$ (25)
Repurchase of ordinary shares (in shares)		(2,000)
Vesting of early exercised stock options	109			109
Ordinary shares issued in connection with the acquisition							$ 5,708	$ 1	$ 5,707
Ordinary shares issued in connection with the acquisition (in shares)								688,975
Stock-based compensation	18,886			18,886
Net loss	(51,968)					(51,968)
Foreign currency translation	(432)				(432)
Temporary equity, ending balance at Apr. 30, 2017																	$ 200,921
Temporary equity, ending balance (in shares) at Apr. 30, 2017																	28,939,466
Ending balance at Apr. 30, 2017	(128,538)	$ 31	(25)	35,395	(1,892)	(162,047)
Ending balance (in shares) at Apr. 30, 2017		31,130,047
Issuance of ordinary shares upon exercise of stock options	2,337	$ 1		2,336
Issuance of ordinary shares upon exercise of stock options (in shares)		668,518
Repurchase of ordinary shares	(344)		(344)
Repurchase of ordinary shares (in shares)		(33,937)
Vesting of early exercised stock options	109			109
Ordinary shares issued in connection with the acquisition										$ 4,018		$ 4,018	$ 8,392	$ 1	$ 8,391
Ordinary shares issued in connection with the acquisition (in shares)								98,425			488,998			732,274
Stock-based compensation	12,293			12,293
Net loss	(52,727)					(52,727)
Foreign currency translation	931				931
Temporary equity, ending balance at Apr. 30, 2018	$ 200,921																$ 200,921
Temporary equity, ending balance (in shares) at Apr. 30, 2018	28,939,466																28,939,466
Ending balance at Apr. 30, 2018	$ (153,529)	$ 33	(369)	62,542	(961)	(214,774)
Ending balance (in shares) at Apr. 30, 2018		33,232,955
Issuance of ordinary shares related to early exercise of stock options (in shares)		148,630
Change in par value upon conversion from B.V. to N.V.		$ 303		(303)
Conversion of redeemable convertible preference shares to ordinary shares upon initial public offering	200,921	$ 289		200,632
Conversion of redeemable convertible preference shares to ordinary shares upon intial public offering (in shares)		28,939,466
Issuance of ordinary shares upon initial public offering, net of underwriting discounts and issuance costs	263,842	$ 93		263,749
Issuance of ordinary shares upon initial public offering, net of underwriting discounts and issuance costs (in shares)		8,050,000
Issuance of ordinary shares upon exercise of stock options	18,552	$ 33		18,519
Issuance of ordinary shares upon exercise of stock options (in shares)		3,117,320
Issuance of ordinary shares upon subscription of restricted stock awards		$ 3		(3)
Issuance of ordinary shares upon subscription of restricted stock, Shares		244,498
Vesting of early exercised stock options	1,019			1,019
Vesting of ordinary shares subject to repurchase	449			449
Repurchase of early exercised stock options (in shares)		(43,630)
Ordinary shares issued in connection with the acquisition (in shares)																134,474
Stock-based compensation	34,531			34,531
Net loss	(102,303)					(102,303)
Foreign currency translation	$ (470)				(470)
Temporary equity, ending balance at Apr. 30, 2019																	$ 0
Temporary equity, ending balance (in shares) at Apr. 30, 2019	0																0	0
Ending balance at Apr. 30, 2019	$ 263,012	$ 754	$ (369)	$ 581,135	$ (1,431)	$ (317,077)
Ending balance (in shares) at Apr. 30, 2019		73,675,083